Investments - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017
Disclosure Of Investment [Line Items]
Current investments - customer deposits (note 13)	$ 109,017	$ 103,153
Total cash and cash equivalents	621,924	721,076	$ 510,323
Customer Deposits
Disclosure Of Investment [Line Items]
Total cash and cash equivalents	$ 300,916	$ 328,223

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.